Share-based payments - Schedule of Share Price Earnout Tranches (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Disclosure of reserves within equity [line items]
Number of units - Sponsor shareholders (in shares)	1,725,000
Number of units - other shareholders (in shares)	25,072,052
Lifezone Metals Limited
Disclosure of reserves within equity [line items]
Additional ordinary shares (in shares)	26,797,052
Tranche 1
Disclosure of reserves within equity [line items]
Share price hurdle (in dollars per share) | $ / shares	$ 14.00
Fair value per unit at date of grant (in dollars per share) | $ / shares	$ 9.98
Number of units - Sponsor shareholders (in shares)	862,500
Number of units - other shareholders (in shares)	12,536,026
Tranche 2
Disclosure of reserves within equity [line items]
Share price hurdle (in dollars per share) | $ / shares	$ 16.00
Fair value per unit at date of grant (in dollars per share) | $ / shares	$ 9.84
Number of units - Sponsor shareholders (in shares)	862,500
Number of units - other shareholders (in shares)	12,536,026